UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07670

The BlackRock New Jersey Investment Quality Municipal Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock New Jersey Investment Quality Municipal Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—134.1%
			New Jersey—112.2%
AAA	$ 1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	$ 1,077,010
AAA	1,000	[3]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,080,510
Baa1	1,000		Middlesex Cnty. Impvt. Auth., Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	941,510
			New Jersey Econ. Dev. Auth.,
B	925		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	714,729
BBB	500		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call	506,750
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	1,013,301
BBB	500		Trigen-Trenton Proj., Ser. A, 6.20%, 12/01/10	08/04 @ 102	507,000
AAA	1,000	[3]	New Jersey Edl. Fac. Auth., Rowan Coll., Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,084,960
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr, 6.00%, 1/01/25	01/10 @ 101	1,037,960
AAA	1,000		St. Josephs Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,076,700
AAA	115		New Jersey Hsg. & Mtg. Fin., Home Buyer, Ser. O, 6.35%, 10/01/27, MBIA	10/05 @ 101.5	117,705
			New Jersey Tpke. Auth., Ser. C, AMBAC,
AAA	785		6.50%, 1/01/16	ETM	942,620
AAA	215		6.50%, 1/01/16	No Opt. Call	257,258
			New Jersey Trans. Auth. Trust Fund, Trans. Sys. Rev., Ser. B, MBIA,
AAA	375	[3]	5.50%, 6/15/05	N/A	395,494
AAA	625		5.50%, 6/15/15	06/05 @ 102	657,081
AAA	375	[3]	5.75%, 6/15/05	N/A	396,292
AAA	625		5.75%, 6/15/14	06/05 @ 102	658,419
AA-	1,000	[3]	No. Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/05	N/A	1,025,080
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,114,420
AA-	1,000		Port Auth. of NY & NJ, GO, 5.75%, 12/15/20	06/05 @ 101	1,041,050
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	802,770

					16,448,619

			Delaware—7.5%
A3	1,000	[4]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,096,240

			Puerto Rico—14.4%
AAA	1,000	[3,5]	Puerto Rico, 5.40%, 7/01/06, FSA	N/A	1,081,910
A-	1,000		Puerto Rico Elec. Pwr. Auth., Ser. U, 6.00%, 7/01/14	08/04 @ 102	1,034,090

					2,116,000

			Total Long-Term Investments (cost $18,664,632)		19,660,859

	Shares
	(000)

			MONEY MARKET FUNDS—9.5%
	700		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	700,000
	700		SSgA Tax Free Money Mkt. Fund	N/A	700,000

			Total Money Market Funds (cost $1,400,000)		1,400,000

			Total Investments—143.6% (cost $20,064,632)		21,060,859
			Other assets in excess of liabilities—7.5%		1,102,292
			Preferred shares at redemption value, including dividends payable—(51.1)%		(7,500,821)

			Net Assets Applicable to Common Shareholders—100%		$14,662,330

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 7.5% of its net assets, with a current market value of $1,096,240, in securities restricted as to resale.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock New Jersey Investment Quality Municipal Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004